Tax-Managed Value Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 2.6%
Hexcel Corp.	179,575	$ 12,674,404
Raytheon Technologies Corp.	113,000	11,283,050
		$ 23,957,454
Banks — 11.6%
Citizens Financial Group, Inc.	238,499	$ 10,331,777
JPMorgan Chase & Co.	242,297	33,911,888
KeyCorp	669,553	12,848,722
PNC Financial Services Group, Inc. (The)	142,029	23,495,858
Truist Financial Corp.	159,821	7,893,559
U.S. Bancorp	187,164	9,320,767
Wells Fargo & Co.	188,847	8,851,259
		$106,653,830
Beverages — 0.3%
Constellation Brands, Inc., Class A	13,055	$ 3,022,494
		$ 3,022,494
Building Products — 0.6%
Carrier Global Corp.	113,000	$ 5,144,890
		$ 5,144,890
Capital Markets — 3.7%
Ameriprise Financial, Inc.	32,971	$ 11,543,807
Goldman Sachs Group, Inc. (The)	62,358	22,811,180
		$ 34,354,987
Chemicals — 3.1%
FMC Corp.	88,626	$ 11,798,779
Linde PLC	50,216	16,618,483
		$ 28,417,262
Containers & Packaging — 1.3%
Ball Corp.	46,376	$ 2,700,938
Packaging Corp. of America	64,683	9,230,264
		$ 11,931,202
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	197,656	$ 8,216,560
		$ 8,216,560
Security	Shares	Value
Electric Utilities — 3.2%
NextEra Energy, Inc.	392,766	$ 29,312,127
		$ 29,312,127
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	33,916	$ 9,565,329
		$ 9,565,329
Energy Equipment & Services — 1.3%
Halliburton Co.	293,530	$ 12,099,307
		$ 12,099,307
Entertainment — 2.1%
Walt Disney Co. (The)(1)	182,144	$ 19,760,803
		$ 19,760,803
Equity Real Estate Investment Trusts (REITs) — 4.6%
AvalonBay Communities, Inc.	47,915	$ 8,502,038
Boston Properties, Inc.	59,105	4,405,687
CubeSmart	174,330	7,982,571
First Industrial Realty Trust, Inc.	93,563	4,991,586
Mid-America Apartment Communities, Inc.	101,130	16,860,393
		$ 42,742,275
Food & Staples Retailing — 2.3%
BJ's Wholesale Club Holdings, Inc.(1)	150,222	$ 10,886,588
Performance Food Group Co.(1)	167,658	10,280,789
		$ 21,167,377
Food Products — 3.0%
Hershey Co. (The)	47,695	$ 10,712,297
Nestle S.A.	138,900	16,947,056
		$ 27,659,353
Health Care Equipment & Supplies — 1.6%
Stryker Corp.	58,093	$ 14,744,584
		$ 14,744,584
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	18,719	$ 9,344,338
		$ 9,344,338
Hotels, Restaurants & Leisure — 1.1%
Papa John's International, Inc.(2)	117,978	$ 10,581,447
		$ 10,581,447

Tax-Managed Value Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.1%
D.R. Horton, Inc.	99,360	$ 9,805,838
		$ 9,805,838
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	83,731	$ 17,456,239
		$ 17,456,239
Insurance — 2.6%
Arch Capital Group, Ltd.(1)	183,981	$ 11,839,177
Travelers Cos., Inc. (The)	64,030	12,237,414
		$ 24,076,591
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	158,480	$ 15,664,163
Alphabet, Inc., Class C(1)	163,980	16,376,683
		$ 32,040,846
IT Services — 2.2%
Fiserv, Inc.(1)	91,212	$ 9,730,496
Visa, Inc., Class A	44,697	10,289,697
		$ 20,020,193
Leisure Products — 0.7%
Hasbro, Inc.	112,117	$ 6,633,963
		$ 6,633,963
Life Sciences Tools & Services — 2.5%
Thermo Fisher Scientific, Inc.	40,907	$ 23,330,489
		$ 23,330,489
Machinery — 5.5%
Ingersoll Rand, Inc.	353,722	$ 19,808,432
Otis Worldwide Corp.	56,500	4,645,995
Parker-Hannifin Corp.	32,913	10,729,638
Westinghouse Air Brake Technologies Corp.	150,850	15,659,738
		$ 50,843,803
Multi-Utilities — 3.3%
CMS Energy Corp.	68,853	$ 4,350,821
Sempra Energy	162,537	26,059,557
		$ 30,410,378
Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	182,306	$ 31,724,890
ConocoPhillips	129,368	15,766,078
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	113,483	$ 15,008,127
Phillips 66	109,182	10,947,679
		$ 73,446,774
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	61,550	$ 17,054,274
		$ 17,054,274
Pharmaceuticals — 10.7%
Bristol-Myers Squibb Co.	225,334	$ 16,370,515
Eli Lilly & Co.	47,953	16,503,025
Johnson & Johnson	116,398	19,021,761
Merck & Co., Inc.	167,049	17,942,733
Novo Nordisk A/S ADR	66,803	9,270,920
Royalty Pharma PLC, Class A	82,011	3,214,011
Zoetis, Inc.	101,295	16,763,310
		$ 99,086,275
Road & Rail — 1.1%
Union Pacific Corp.	50,876	$ 10,388,370
		$ 10,388,370
Semiconductors & Semiconductor Equipment — 4.5%
Micron Technology, Inc.	310,361	$ 18,714,768
QUALCOMM, Inc.	69,710	9,286,069
Texas Instruments, Inc.	75,008	13,292,168
		$ 41,293,005
Software — 1.2%
Microsoft Corp.	25,630	$ 6,351,370
Oracle Corp.	52,884	4,678,119
		$ 11,029,489
Specialty Retail — 2.8%
Home Depot, Inc. (The)	81,060	$ 26,277,220
		$ 26,277,220
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)	59,830	$ 8,933,217
		$ 8,933,217
Total Common Stocks (identified cost $425,290,619)		$920,802,583

Tax-Managed Value Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(3)	1,915,099	$ 1,915,099
Total Short-Term Investments (identified cost $1,915,099)		$ 1,915,099
Total Investments — 100.0% (identified cost $427,205,718)		$922,717,682
Other Assets, Less Liabilities — 0.0%(4)		$ 357,517
Net Assets — 100.0%		$923,075,199
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2023. The aggregate market value of securities on loan at January 31, 2023 was $2,084,127 and the total market value of the collateral received by the Portfolio was $2,151,273, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(4)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,915,099, which represents 0.2% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,138,376	$10,532,060	$(10,755,337)	$ —	$ —	$1,915,099	$17,484	1,915,099
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Value Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 68,951,426	$ —	$ —	$ 68,951,426
Consumer Discretionary	53,298,468	—	—	53,298,468
Consumer Staples	51,956,442	16,947,056	—	68,903,498
Energy	85,546,081	—	—	85,546,081
Financials	165,085,408	—	—	165,085,408
Health Care	146,505,686	—	—	146,505,686
Industrials	117,356,085	—	—	117,356,085
Information Technology	72,342,687	—	—	72,342,687
Materials	40,348,464	—	—	40,348,464
Real Estate	42,742,275	—	—	42,742,275
Utilities	59,722,505	—	—	59,722,505
Total Common Stocks	$903,855,527	$16,947,056*	$ —	$920,802,583
Short-Term Investments	$ 1,915,099	$ —	$ —	$ 1,915,099
Total Investments	$905,770,626	$16,947,056	$ —	$922,717,682
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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